UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09117

Morgan Stanley Real Estate Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2007

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Real Estate Fund
Portfolio of Investments February 28, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (97.3%)
	Home Building (0.3%)
12,924	Brookfield Homes Corp.	$458,802

	Hospital/Nursing Management (0.8%)
9,780	Assisted Living Concepts I-A*	111,981
7,240	Manor Care, Inc.	387,919
129,300	Tenet Healthcare Corp.*	883,119
		1,383,019
	Hotels/Resorts/Cruiselines (8.5%)
435	Gaylord Entertainment Co.*	23,477
123,686	Hilton Hotels Corp.	4,366,116
88,380	Morgans Hotel Group Co.*	1,543,115
131,326	Starwood Hotels & Resorts Worldwide, Inc.	8,641,251
		14,573,959
	Real Estate - Industrial/Office (6.0%)
229,362	Brookfield Properties Corp. (Canada)	10,206,609
2,530	DCT Industrial Trust Inc.	28,614
		10,235,223

	Real Estate - Retail (2.2%)
59,480	Forest City Enterprises, Inc. (Class A)	3,674,675

	REIT - Diversified (2.9%)
150	Colonial Properties Trust	6,893
38,760	Vornado Realty Trust	4,930,272
		4,937,165
	REIT - Healthcare (4.1%)
15,950	Cogdell Spencer Inc.	349,624
26,146	Health Care Property Investors, Inc.	961,388
586	Health Care REIT, Inc.	26,259
168,965	Senior Housing Properties Trust	4,045,022
93,770	Sunrise Senior Living Real Estate Investment Trust	1,395,568
5,760	Universal Health Realty Income Trust	215,482
		6,993,343
	REIT - Industrial/Office (15.7%)
74,770	AMB Property Corp.	4,394,981
90,189	Boston Properties, Inc.	10,831,699
58,803	Brandywine Realty Trust	2,096,327
15,594	Highwoods Properties, Inc.	688,943
2,283	Kilroy Realty Corp.	188,005
37,803	Liberty Property Trust	1,937,404
70,362	Mack-Cali Realty Corp.	3,636,308
30	Maguire Properties, Inc.	1,172
637	Parkway Properties, Inc.	34,264
32,455	ProLogis	2,146,249
37,300	Republic Property Trust	437,529
3,143	SL Green Realty Corp.	458,438
		26,851,319
	REIT - Lodging/Resorts (9.5%)
41,469	Hersha Hospiltality Trust	462,379
413,794	Host Hotels & Resorts Inc.	10,874,506

175,790	Legacy Hotels REIT (Canada)	1,689,075
116,761	Strategic Hotels & Resorts, Inc.	2,455,484
23,500	Sunstone Hotel Investors, Inc.	665,990
		16,147,434
	REIT - Residential (20.5%)
17,105	American Campus Communities, Inc.	517,426
122,181	Archstone-Smith Trust	6,892,230
51,448	AvalonBay Communities, Inc.	7,077,187
11,316	BRE Properties, Inc.	750,251
1,720	Camden Property Trust	123,806
38,781	Equity Lifestyle Properties, Inc.	2,181,431
167,943	Equity Residential	8,529,825
40,387	Essex Property Trust, Inc.	5,609,350
8,810	GMH Communities Trust	94,179
12,850	Mid-America Apartment Communities, Inc.	709,706
51,252	Post Properties, Inc.	2,466,246
		34,951,637
	REIT - Retail (22.4%)
29,500	Acadia Realty Trust	796,500
106,300	BPP Liquidating Trust *	5,315
25,950	Cedar Shopping Centers Inc.	416,498
250	Equity One, Inc.	6,705
55,924	Federal Realty Investment Trust	5,060,563
51,691	General Growth Properties, Inc.	3,278,760
59,287	Macerich Co. (The)	5,549,263
5,300	Ramco-Gershenson Properties Trust	189,210
67,118	Regency Centers Corp.	5,754,697
141,779	Simon Property Group, Inc.	15,984,164
19,586	Taubman Centers, Inc.	1,164,779
		38,206,454
	REIT - Specialty (1.3%)
54,705	Plum Creek Timber Co., Inc.	2,169,600

	REIT - Self Storage (0.0%)
2,760	Sovran Self Storage, Inc.	160,687

	REIT - Storage (3.1%)
52,393	Public Storage, Inc.	5,305,839

	TOTAL COMMON STOCKS
	(Cost $82,258,813)	166,049,156

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (3.5%)
	REPURCHASE AGREEMENT
$6,021	Joint repurchase agreement account 5.315 due 03/01/07%
	(dated 02/28/07; proceeds $6,021,889 (a (Cost $6,021,000)		6,021,000

	TOTAL INVESTMENTS
	(Cost $88,279,813(b)	100.8%	172,070,156
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(1,379,416)
	NET ASSETS	100.0%	$170,690,740

REIT	Real Estate Investment Trust.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $84,042,914 and the aggregate gross unrealized depreciation is $252,571, resulting in net unrealized appreciation of $83,790,343.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2007